SCHEDULE OF CONVERTIBLE NOTES PAYABLE (Details) - USD ($)															1 Months Ended
	Dec. 22, 2022	Nov. 14, 2022	Nov. 09, 2022	Oct. 20, 2022	Sep. 20, 2022	Sep. 09, 2022	Jun. 22, 2022	Jun. 01, 2022	May 10, 2022	Apr. 28, 2022	Mar. 23, 2022	Sep. 17, 2020	Jun. 23, 2020	Jan. 28, 2020	Aug. 31, 2022	Dec. 31, 2022	Jul. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Short-Term Debt [Line Items]
Convertible notes payable																$ 2,279,316		$ 700,816	$ 616,500
Original issue discount																(74,502)		(53,614)
Beneficial conversion feature																(175,275)
Debt discount																(392,883)
Total convertible notes payable																1,636,656		647,202
Convertible Promissory Note One [Member]
Short-Term Debt [Line Items]
Convertible notes payable														$ 457,380		457,380		457,380	385,000
Debt instrument interest rate														0.00%
Debt instrument maturity date														Oct. 20, 2022
Convertible Promissory Note Two [Member]
Short-Term Debt [Line Items]
Convertible notes payable													$ 60,500			60,500		60,500	50,000
Debt instrument interest rate													0.00%
Debt instrument maturity date													Oct. 20, 2022
Convertible Promissory Note Three [Member]
Short-Term Debt [Line Items]
Convertible notes payable												$ 199,650				182,936		182,936	181,500
Debt instrument interest rate												0.00%
Debt instrument maturity date												Oct. 20, 2022
Convertible Promissory Note Four [Member]
Short-Term Debt [Line Items]
Convertible notes payable											$ 220,000					220,000
Debt instrument interest rate											0.00%
Debt instrument maturity date											Mar. 23, 2023
Convertible Promissory Note Five [Member]
Short-Term Debt [Line Items]
Convertible notes payable										$ 110,000						110,000
Debt instrument interest rate										0.00%
Debt instrument maturity date										Apr. 28, 2023
Convertible Promissory Note Six [Member]
Short-Term Debt [Line Items]
Convertible notes payable									$ 110,000							110,000
Debt instrument interest rate									0.00%
Debt instrument maturity date									May 10, 2023
Convertible Promissory Note Seven [Member]
Short-Term Debt [Line Items]
Convertible notes payable								$ 55,000								55,000
Debt instrument interest rate								0.00%
Debt instrument maturity date								Jun. 01, 2023
Convertible Promissory Note Eight [Member]
Short-Term Debt [Line Items]
Convertible notes payable							$ 82,500									82,500
Debt instrument interest rate							0.00%
Debt instrument maturity date							Jun. 22, 2023
Convertible Promissory Note Nine [Member]
Short-Term Debt [Line Items]
Convertible notes payable																341,000	$ 341,000
Debt instrument interest rate																	0.00%
Convertible Promissory Note Ten [Member]
Short-Term Debt [Line Items]
Convertible notes payable															$ 110,000	110,000
Debt instrument interest rate															0.00%
Debt instrument maturity date															Aug. 31, 2023
Convertible Promissory Note Eleven [Member]
Short-Term Debt [Line Items]
Convertible notes payable						$ 82,500										82,500
Debt instrument interest rate						0.00%
Debt instrument maturity date						Sep. 09, 2023
Convertible Promissory Note Twelve [Member]
Short-Term Debt [Line Items]
Convertible notes payable					$ 110,000											110,000
Debt instrument interest rate					0.00%
Debt instrument maturity date					Sep. 20, 2023
Convertible Promissory Note Thirteen [Member]
Short-Term Debt [Line Items]
Convertible notes payable				$ 110,000												110,000
Debt instrument interest rate				0.00%
Debt instrument maturity date				Oct. 20, 2023
Convertible Promissory Note Fourteen [Member]
Short-Term Debt [Line Items]
Convertible notes payable			$ 82,500													82,500
Debt instrument interest rate			0.00%
Debt instrument maturity date			Nov. 09, 2023
Convertible Promissory Note Fifteen [Member]
Short-Term Debt [Line Items]
Convertible notes payable		$ 55,000														55,000
Debt instrument interest rate		0.00%
Debt instrument maturity date		Nov. 14, 2023
Convertible Promissory Note Sixteen [Member]
Short-Term Debt [Line Items]
Convertible notes payable	$ 110,000															$ 110,000
Debt instrument interest rate	0.00%
Debt instrument maturity date	Sep. 09, 2023